Commitments and contingencies (Details) ¥ in Thousands	Dec. 31, 2021 CNY (¥)
Aggregate future minimum rental payments under non cancelable agreement
2022	¥ 4,715
2023	488
2024 and after	189
Total	¥ 5,392